UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2015 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 65.08%

Air Courier Services - 2.69%
4,000	FedEx Corp.	$ 692,880

Air Transportation, Scheduled - 1.97%
12,000	American Airlines Group, Inc.	508,440

Aircraft - 2.44%
3,000	Boeing Co.	421,560
2,000	Honeywell International, Inc.	208,400
		629,960
Aircraft Engines & Engine Parts - 2.27%
5,000	United Technologies Corp.	585,850

Beverage - 1.31%
3,500	PepsiCo, Inc.	337,505

Cable & Other Pay Television Services - 3.00%
7,000	Walt Disney Co.	772,590

Crude Petroleum & Natural Gas - 1.39%
6,000	Royal Dutch Shell, Plc. ADR	358,320

Electronic Computers - 2.28%
4,500	Apple, Inc.	586,260

Engines & Turbines - 0.53%
1,000	Cummins, Inc.	135,550

Farm Machinery & Equipment - 1.38%
3,800	Deere & Co.	355,984

Food & Kindred Products - 1.47%
4,900	Nestle S.A. ADR	379,456

Fire, Marine & Casualty Insurance - 1.49%
5,700	The Allstate Corp.	383,724

Footwear - 1.38%
3,500	Nike, Inc. Class-B	355,845

Hospital & Medical Service Plans - 4.57%
5,000	Aetna, Inc.	589,850
3,500	Anthem, Inc.	587,475
		1,177,325
National Commercial Banks - 4.26%
4,500	JP Morgan Chase & Co.	296,010
8,000	Toronto Dominion Bank	348,560
10,500	US Bancorp	452,655
		1,097,225
Natural Gas Transmission - 1.77%
11,000	Kinder Morgan, Inc.	456,390

Oil, Gas Field Services, NBC - 1.59%
4,500	Schlumberger, Ltd. (France)	408,465

Petroleum Refining - 3.26%
9,000	BP Plc. ADR	373,140
4,500	Marathon Petroleum Corp.	465,570
		838,710
Pharmaceutical Preparations - 2.94%
3,000	Johnson & Johnson	300,420
7,500	Merck & Co., Inc.	456,675
		757,095
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.78%
8,800	Dow Chemicals Co.	458,216

Railroad, Line-Haul Operating - 1.61%
4,100	Union Pacific Corp.	413,731

Retail-Drug Stores - 3.18%
8,000	CVS Caremark Corp.	819,040

Retail-Eating Places - 2.18%
10,800	Starbucks Corp.	561,168

Retail-Lumbar & Other Building Material Dealers - 2.03%
4,700	The Home Depot, Inc.	523,674

Retail-Variety Stores - 1.54%
5,000	Target Corp.	396,600

Services-Business Services - 3.21%
3,800	Accenture PLC, Class-A (Ireland)	364,952
5,000	MasterCard, Inc. Class-A	461,300
		826,252
Services-General Medical & Surgical Hospitals, NEC - 2.76%
8,700	HCA Holdings, Inc. *	711,921

Services-Prepackaged Software - 1.64%
9,000	Microsoft Corp.	421,740

Telephone Communciations - 3.18%
13,700	AT&T, Inc.	473,198
7,000	Verizon Communications, Inc.	346,080
		819,278

TOTAL FOR COMMON STOCK (Cost $12,153,572) - 65.08%		16,769,194

CORPORATE BONDS - 17.53% (a)

Agriculture Chemicals - 0.35%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	89,864

Airlines - 0.60%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	153,591

Banks & Financial Institutions - 0.20%
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 (France) **	51,072

Bituminous Coal & Lignite Surface Mining - 0.09%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	24,250

Cable & Other Pay Television Services - 0.40%
100,000	Viacom, Inc., 3.50%, 04/01/2017	103,816

Communications Equipment - 0.50%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	129,286

Computer Storage Devices - 0.72%
182,000	EMC Corp., 3.375%, 06/01/2023	184,527

Crude Petroleum & Natural Gas - 1.34%
200,000	Murphy Oil Corp., 2.50%, 12/01/2017	200,732
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	143,960
		344,692
Distribution/Wholesale - 0.20%
50,000	Tech Data, 3.750%, 09/21/2017	51,696

Electric Services - 0.61%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	157,962

Food & Kindred Products - 0.44%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	112,600

Metal Mining - 0.39%
100,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	100,133

Miscellaneous Business Credit Institution - 0.39%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,563

Miscellaneous Manufacturing Industries - 0.42%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	109,050

Motor Vehicle Parts & Accessories - 0.39%
100,000	Lear Corp., 5.25%, 01/15/2025	101,000

National Commerical Banks - 0.98%
100,000	Bank of America, 4.00%, 07/15/2016	102,545
150,000	Citigroup, Inc., 2.40%, 02/18/2020	149,737
		252,282
Printed Circuit Boards - 0.21%
50,000	Jabil Circuit, 5.625%, 12/15/2020	54,313

Property & Casualty Insurance - 0.93%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	239,869

Radio Telephone Communications - 0.40%
100,000	T-Mobile USA, Inc., 6.464%, 04/28/2019	103,313

Real Estate - 0.43%
100,000	Aurora Military Housing, 5.35%, 12/15/2025	110,104

Retail - Apparel & Accessory Stores - 0.62%
150,000	Hanesbrands, Inc., 6.375%, 12/15/2020	158,813

Retail - Auto & Home Supply Stores - 0.44%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	112,375

Retail - Department Stores - 0.66%
150,000	Dillards, Inc., 7.13%, 08/01/2018	169,688

Retail - Variety Stores - 0.84%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	215,882

Security Broker Dealers - 0.20%
50,000	Morgan Stanley & Co., 3.00% , 08/31/2015 **	50,625

Services-Business Services - 0.63%
170,000	EBay, Inc., 2.60%, 07/15/2022	161,860

Services-Computer Programming Services - 0.67%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	172,812

Services-Educational Services - 0.33%
75,000	Wash Post, 7.25%, 02/01/2019	84,190

Services-General Medical & Surgical Hospitals, NEC - 0.81%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	98,739
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	109,250
		207,989
Services-Prepackaged Software - 0.61%
150,000	Symantec Corp., 4.20%, 09/15/2020	157,984

Services-Video Tape Rental - 0.61%
150,000	Netflix, Inc., 5.375%, 02/01/2021	156,375

Sugar & Confectionery Products - 0.39%
100,000	WM. Wrigley Jr. Co., 4.65%, 07/15/2015	100,489

Transportation Services - 0.44%
100,000	Expedia, Inc., 5.95%, 08/15/2020	112,311

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.32%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	83,355

TOTAL FOR CORPORATE BONDS (Cost $4,541,723) - 17.53%		4,517,731

STRUCTURED NOTES - 1.20% (a)
100,000	Barclays CMS, 11.00%, 05/14/2029 (United Kingdom) **	76,600
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	96,685
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	84,340
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	50,500

TOTAL FOR STRUCTURED NOTES (Cost $349,155) - 1.20%		308,125

REAL ESTATE INVESTMENT TRUST - 2.31%
10,000	Duke Realty Corp.	195,600
500	PS Business Park, Inc., 6.000%, Series T	12,540
2,000	Public Storage	387,080

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $470,855) - 2.31%		595,220

PREFERRED SECURITIES - 1.07%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	73,680
2,000	Public Storage, PFD 6.500%, Series P	51,392
2,000	QWest Corp., 6.125%, 06/01/2053	50,160
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,260
2,000	Wells Fargo, 5.250%, Series P	49,200

TOTAL FOR PREFERRED SECURITIES (Cost $274,299) - 1.07%		275,692

MUNICIPAL BOND - 5.69% (a)
40,000	Akron , OH Economic Dev, 5.50%, 12/01/2015	40,759
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/2028	34,363
25,000	Belding, MI Area Schools, 6.150%, 05/01/2024	26,979
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	39,000
45,000	California State University Rev Muni, 2.785%, 11/01/2022	45,817
100,000	Chicago, IL Build America Bonds B, 4.564%, 10/01/2020	97,103
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/1/24	36,674
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	82,477
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	104,308
30,000	Illinois St., 5.877%, 03/01/2019	32,565
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/2015	55,199
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/01/2025	50,405
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,161
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	88,053
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	81,581
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,896
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	65,077
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	50,855
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	43,574
70,000	Saint Clair Cnty, IL School District, 4.00%, 01/01/2021	69,103
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,702
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	20,749
222,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	221,181
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	64,331

TOTAL FOR MUNICIPAL BOND (Cost $1,438,633) - 5.69%		1,463,912

EXCHANGE TRADED FUNDS - 2.15%

1,000	iShares Barclays 20+ Year Treasury Bond Fund ETF	122,710
1,000	iShares Barclays Intermediate Credit Bond Fund ETF	109,970
2,000	iShares Short Maturity Bond ETF	100,300
1,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	101,830
1,500	Vanguard Short-Term Corporate Bond Index ETF	120,120

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $563,610) - 2.15%		554,930

EXCHANGE TRADED NOTE - 1.11%

6,600	JPMorgan Alerian MLP Index ETN	285,582

TOTAL FOR EXCHANGE TRADED NOTE (Cost $267,172) - 1.11%		285,582

SHORT TERM INVESTMENTS - 3.45%
889,472	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $889,472)	889,472

TOTAL INVESTMENTS (Cost $20,948,490) - 99.59%		$ 25,659,858

OTHER ASSETS LESS LIABILITES - 0.41%		105,589

NET ASSETS - 100.00%		$ 25,765,447

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2015.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,948,490 amounted to $4,726,421, which consisted of aggregate gross unrealized appreciation of $4,875,186 and aggregate gross unrealized depreciation of $148,765.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$16,769,194	$0	$0	$16,769,194
Real Estate Investment Trusts	$595,220	$0	$0	$595,220
Preferred Securities	$275,692	$0	$0	$275,692
Corporate Bonds	$0	$4,517,731	$0	$4,517,731
Municipal Bonds	$0	$1,463,912	$0	$1,463,912
Exchange Traded Funds	$554,930	$0	$0	$554,930
Exchange Traded Note	285,582	$0	$0	$285,582
Structured Notes	$0	$308,125	$0	$308,125
Cash Equivalents	$889,472	$0	$0	$889,472
Total	$19,370,090	$6,289,768	$0	$25,659,858

	Archer Income Fund
	Schedule of Investments
	May 31, 2015 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 50.21%

Aerospce/Defense-Major Diversified - 0.92%
75,000	Exelis, Inc., 5.55%, 10/01/2021	84,247

Agriculture Chemicals - 0.65%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	59,909

Airlines - 1.12%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	102,394

Banks & Financial Institutions - 1.02%
50,000	JPMorgan Chase & Co., 10.50%, 01/23/2029 **	42,170
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020 (France) **	51,072
		93,242
Bituminous Coal & Lignite Surface Mining - 0.26%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	24,250

Brewery - 0.83%
250,000	Ambev Intl Finance Co., 9.50%, 07/24/2017 (Cayman Islands) **	75,933

Cable & Other Pay Television Services - 0.57%
50,000	Viacom, Inc., 3.50%, 05/01/2023	51,908

Commercial Services-Finance - 0.63%
800,000	GE Capital Corp., 8.87%, 06/02/2018	57,769

Communications Equipment - 0.85%
75,000	Juniper Networks, Inc., 4.50%, 03/15/2024	77,572

Computer & Office Equipment - 1.16%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	106,318

Computer Storage Devices - 0.55%
50,000	EMC Corp., 3.375%, 06/01/2023	50,694

Consumer Products - 0.54%
50,000	Avon Products, Inc., 5.75`%, 03/01/2018	49,250

Container & Packaging - 0.56%
50,000	Ball Corp., 5.00%, 03/01/2022	51,375

Crude Petroleum & Natural Gas - 1.87%
75,000	Murphy Oil Corp., 2.50%, 12/01/2017	75,274
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	95,973
		171,247
Distribution/Wholesale - 1.72%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	106,255
50,000	Tech Data, 3.75% 09/21/2017	51,696
		157,951
Electric & Other Services Combined - 1.66%
50,000	CMS Energy, 6.250%, 02/01/2020	58,058
100,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	94,489
		152,547
Electric Services - 1.19%
50,000	Edison International, 6.25%, 08/01/2049	56,188
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	52,654
		108,842
Food & Kindred Products - 1.73%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	102,165
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	56,300
		158,465
Guided Missles & Space Vehicles & Parts - 1.23%
100,000	Orbital ATK, Inc., 6.875%, 09/15/2020	113,168

Hazardous Waste Management - 0.56%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	51,000

Medical-Generic Drugs - 0.93%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	85,075

Metal Mining - 1.12%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	53,000
50,000	Freeport-McMoran, Inc., 3.10%, 03/15/2020	50,066
		103,066
Miscellaneous Business Credit Institution - 0.99%
50,000	Ford Credit Canada, Ltd., 7.50%, 08/18/2015 (Canada)	40,668
50,000	Ford Motors Credit Co. LLC, 1.5141%, 11/20/2018 **	49,782
		90,450
Miscellaneous Manufacturing Industries - 0.89%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	81,788

Motor Vehicle Parts & Accessories - 0.55%
50,000	Lear Corp., 5.25%, 01/15/2025	50,500

Multimedia - 0.60%
50,000	Time Warner, 4.75%, 03/29/2021	55,092

National Commerical Banks - 1.10%
50,000	Bank of America, 4.00%, 07/15/2016	51,273
50,000	Citigroup, Inc. 2.40%, 02/18/2020	49,912
		101,185
Oil Company-Exploration & Production - 1.77%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	111,093
50,000	Whiting Petroleum Corp., 6.50%, 10/01/2018	51,125
		162,218
Petroleum Refining - 0.56%
50,000	Frontier Oil, 6.875%, 11/15/2018	51,718

Printed Circuit Boards - 0.59%
50,000	Jabil Circuit, 5.625%, 12/15/2020	54,312

Property & Casualty Insurance - 1.96%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	179,902

Radio Telephone Communication - 1.13%
100,000	T-Mobile US, Inc. 6.464%, 04/28/2019	103,312

Real Estate - 1.20%
100,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	110,104

Retail-Apparel & Accessory Stores - 1.15%
100,000	Hanesbrands, Inc., 6.375%, 12/15/2020	105,875

Retail-Auto & Housing Supply Stores - 1.22%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	112,375

Retail-Department Stores - 1.67%
100,000	Dillards, Inc., 7.13%, 08/01/2018	113,125
35,000	Dillards, Inc., 7.75%, 07/15/2026	40,250
		153,375
Retail-Discretionary - 1.09%
100,000	Staples, Inc., 4.375%, 01/12/2023	100,396

Security Broker Dealers - 1.01%
50,000	Morgan Stanley, 3.00%, 08/31/2015 **	50,625
50,000	Morgan Stanley, 4.90%, 02/23/2017	42,474
		93,099
Services - Business Services - 0.83%
80,000	EBay, Inc., 2.60%, 07/15/2022	76,170

Services - Computer Programming Services - 1.02%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	93,813

Services - Educational Services - 0.61%
50,000	Wash Post, 7.25%, 02/01/2019	56,127

Services-General Medical & Surgical Hospitals, NEC - 1.73%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	49,370
100,000	HCA Holdings, 6.25%, 02/15/2021	109,250
		158,620
Services-Prepackaged Software - 0.57%
50,000	Symantec Corp., 4.20%, 09/15/2020	52,661

Services-Video Tape Rental - 1.14%
100,000	Netflix, Inc., 5.375%, 02/01/2021	104,250

State Commercial Banks - 0.54%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018	49,813

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.83%
75,000	Arcelormittal, 3.75%, 03/1/2016 (Luxembourg)	76,312

Telephone Communications (No Radio Telephone) - 0.69%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	63,241

Television Broadcasting Stations - 0.69%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	63,165

Transportation Services - 1.22%
100,000	Expedia, Inc., 5.95%, 08/15/2020	112,312

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.61%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	55,570

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.59%
50,000	Anixter, Inc., 5.625%, 05/01/2019	53,812

TOTAL FOR CORPORATE BONDS (Cost $4,778,169) - 50.21%		4,607,789

EXCHANGE TRADE FUNDS - 7.93%
1,000	iShares Barclays 20+ Year Treasury Bond ETF	122,710
2,000	iShares Floating Rate Bond ETF	101,360
500	iShares iBoxx Investment Grade Corporate Bond ETF	59,135
2,000	iShares Short Maturity ETF	100,300
3,000	PowerShares Build America Bond ETF	87,540
6,000	PowerShares Preferred ETF	88,380
800	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	81,464
1,000	Vanguard Intermediate-Term Corp. Bond Idx ETF	86,620

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $701,642) - 7.93%		727,509

EXCHANGE TRADE NOTE - 0.84%
2,000	UBS ETRACS Alerian MLP Infrastructure ETN	76,940

TOTAL FOR EXCHANGE TRADED NOTE (Cost $90,017) - 0.84%		76,940

REAL ESTATE INVESTMENT TRUST - 2.66%
2,000	Digital Realty Trust PFD, 7.375%	54,620
2,500	Digital Realty Trust PFD, 6.625%, Series F	64,450
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	52,100
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	72,810

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.66%		243,980

MUNICIPAL BOND - 23.56% (a)
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/1/2019	48,353
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2027	27,629
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	36,161
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	48,551
60,000	City of Akron Ohio, 5.500%, 12/01/2015	61,139
25,000	City of Auburndale Florida, 4.300%, 12/01/2026	25,732
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/2026	34,740
50,000	County of Clark NV, 6.36%, 11/1/2024	57,253
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/2019	42,154
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/2023	47,181
90,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	88,645
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	40,099
60,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	69,796
25,000	Fresno County, CA Pension, 4.928%, 08/15/2019	25,094
50,000	Georgia Local Government 4.750%, 06/01/2028	52,681
30,000	Hoboken NJ Services, 5.330%, 02/01/2018	31,352
65,000	Hudson County, 6.890%, 03/01/2026	76,706
93,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	92,657
25,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	26,887
40,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	40,868
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	52,697
25,000	Maricopa County, 6.243%, 07/02/2026	29,477
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,723
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	28,484
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	86,461
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	29,192
75,000	Public Finance Authority, 5.750%, 06/01/2023	76,796
50,000	Reeves Cnty., TX, 5.00%, 12/1/2016	50,854
40,000	Reeves Cnty., TX, 6.375%, 12/21/2021	43,384
25,000	Reeves Cnty., TX, 6.75%, 12/01/2019	25,306
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,699
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	29,615
50,000	State of Illinois, 4.85%, 07/1/2023	50,181
75,000	State of Illinois, 4.95%, 6/1/23	77,135
50,000	State of Illinois, 5.665%, 3/1/18	53,708
70,000	State of Illinois, 5.877%, 3/1/19	75,985
50,000	State of Illinois, 6.20%, 7/01/21	53,221
110,000	TSACS Inc., NY 4.75%, 6/1/22	111,118
100,000	University of Central Florida, 5.125%, 10/01/20	105,302
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	38,395
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,661
75,000	Westfield County IN Option Income Tax Revenue 3.50%, 11/01/16	75,017
35,000	Worcester County, MD 2.50%, 12/01/18	36,602

TOTAL FOR MUNICIPAL BOND (Cost $2,147,020) - 23.56%		2,161,691

PREFERRED SECURITIES - 4.12%
2,500	First Republic Bank PFD, 6.700%, Series A	64,850
2,000	Citigroup Series C, 5.800%, PFD	50,000
3,000	PNC Financial Services Group, Inc. 5.375%	73,680
2,500	Qwest Corp., 6.125%, 06/01/2053	62,700
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	102,520
1,000	Wells Fargo Series P, 5.250%, PFD	24,600

TOTAL FOR PREFERRED SECURITIES (Cost $367,552) - 4.12%		378,350

STRUCTURED NOTE - 4.43% (a)
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	38,300
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/2028 **	70,875
100,000	Goldman Sachs Group, Inc., 4.97085%, 12/13/2028 **	84,250
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/2020 **	62,107
100,000	Morgan Stanley, 3.00%, 8/30/2015 **	100,515
50,000	Morgan Stanley, 3.00%, 11/9/2019 **	50,500

TOTAL FOR STRUCTURED NOTE (Cost $437,600) - 4.43%		406,547

SHORT TERM INVESTMENTS - 5.34%
489,613	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $489,613)	489,613

TOTAL INVESTMENTS (Cost $9,247,496) - 99.08%		9,092,419

OTHER ASSETS LESS LIABILITIES - 0.92%		84,145

NET ASSETS - 100.00%		9,176,564

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at May 31, 2015.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,247,496 amounted to $66,916, which consisted of aggregate gross unrealized appreciation of $186,711 and aggregate gross unrealized depreciation of $253,627.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$243,980	$0	$0	$243,980
Exchange Trade Funds	$727,509	$0	$0	$727,509
Exchange Trade Note	76,940	$0	$0	$76,940
Corporate Bonds	$0	4,607,789	$0	$4,607,789
Municipal Bonds	$0	2,161,691	$0	$2,161,691
Preferred Securities	$378,350	$0	$0	$378,350
Structured Notes	$0	406,547	$0	$406,547
Cash Equivalents	$489,613	$0	$0	$489,613
Total	$1,916,392	$7,176,027	$0	$9,092,419

	Archer Stock Fund
	Schedule of Investments
	May 31, 2015 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.03%

Agriculture Chemicals - 1.79%
2,100	Monsanto Co.	$ 245,658

Air Transportation, Scheduled - 3.70%
4,000	Alaska Air Group, Inc.	258,560
6,700	Southwest Airlines Co.	248,235
		506,795
Asset Management - 3.72%
650	Blackrock, Inc.	237,757
4,200	Cognizant Technology Solutions Corp. *	271,824
		509,581
Biological Products (No Diagnostic Substances) - 2.13%
2,600	Gilead Sciences, Inc. *	291,902

Business Services - 2.00%
4,000	Visa, Inc.	274,720

Chemicals & Allied Products - 1.88%
6,000	Innospec, Inc.	257,280

Computer Storage Devices - 1.92%
10,000	EMC Corp.	263,400

Electronic Equipment, Instruments - 1.69%
3,800	Arrow Electronics, Inc. *	231,002

Fire, Marine & Casualty Insurance - 1.76%
3,100	Navigators Group, Inc. *	240,622

Food & Kindred Products - 2.06%
6,800	Mondelez International, Inc.	282,812

Health Care Equpment & Supplies - 2.00%
7,000	Natus Medical, Inc. *	273,420

Industrial Instruments for Measurement, Display & Control - 2.06%
7,500	MKS Instruments, Inc.	282,825

Investment Advise - 1.96%
1,200	Affiliated Managers Group, Inc. *	268,392

Life Insurance - 3.88%
4,500	AmTrust Financial Services, Inc.	270,810
5,000	MetLife, Inc.	261,300
		532,110
Measuring & Controlling Devices - 1.89%
2,000	Thermo Fisher Scientific, Inc.	259,260

Miscellaneous Chemical Products - 2.07%
4,700	Cytec Industries, Inc.	284,303

Motor Vehicle Parts & Accessories - 6.30%
15,000	Gentex Corp.	257,700
6,381	Gentherm, Inc. *	327,090
2,400	Lear Corp.	278,448
		863,238
Oil & Gas Filed Machinery & Equipment - 1.74%
3,700	Baker Hughes, Inc.	238,502

Personal Computers - 2.04%
2,150	Apple, Inc.	280,102

Personal Credit Institutions - 1.66%
3,900	Discover Financial Services	227,253

Pharmaceutical Preparations - 6.49%
4,600	Mylan, Inc. *	334,098
7,000	Roche Holding Ltd.	269,220
1,100	Shire, Plc. ADR	286,165
		889,483
Public Building & Related Furniture - 1.72%
4,100	BE Aerospace, Inc. *	235,094

Radio & TV Broadcasting & Communications- 3.81%
2,100	F5 Networks, Inc. *	263,949
3,700	Qualcomm, Inc.	257,816
		521,765
Railroad Equipment - 2.11%
4,800	The Greenbrier Companies, Inc.	289,104

Real Estate Agents & Managers (For Others) - 2.02%
1,600	Jones Lang LaSalle, Inc.	277,168

Retail-Drug Stores - 2.03%
3,200	Express Scripts Holding Co. *	278,848

Retail-Retail Stores - 4.26%
4,400	Foot Locker, Inc.	278,080
2,000	ULTA Salon, Cosmetics & Fragrance, Inc. *	305,240
		583,320
Security Brokers, Dealers & Flotation Companies - 1.81%
1,200	The Goldman Sachs Group, Inc.	247,428

Semiconductors & Related Devices - 8.90%
9,000	Canadian Solar, Inc. *	293,940
2,600	IPG Photonics Corp. *	246,584
3,500	Skyworks Solutions, Inc.	382,760
3,600	Qorvo, Inc. *	295,740
		1,219,024
Services-Auto Rental & Leasing - 1.74%
2,600	Ryder Systems, Inc.	238,290

Services-Educational Services - 1.62%
5,200	Grand Canyon Education, Inc. *	222,092

Services-Equipment Rental & Leasing - 3.75%
6,800	Air Lease Corp.	255,884
2,900	United Rentals, Inc. *	257,839
		513,723
Services-Health Services - 2.08%
4,400	ICON Public Limited Co. *	285,428

Services-Help Supply Services - 2.08%
10,000	TrueBlue, Inc. *	284,800

Special Industry Machinery, NEC - 2.04%
3,400	Lam Research Corp.	279,650

Transportation Services - 1.71%
4,200	GATX Corp.	233,982

Trucking (No Local) - 1.62%
9,507	Celadon Group, Inc.	221,703

TOTAL FOR COMMON STOCK (Cost $10,702,087) - 98.03%		13,434,079

SHORT TERM INVESTMENTS - 1.92%
262,723	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $262,723)	262,723

TOTAL INVESTMENTS (Cost $10,964,810) - 99.94%		13,696,802

OTHER ASSETS LESS LIABILITIES - 0.06%		7,683

NET ASSETS - 100.00%		13,704,485

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2015.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,964,810 amounted to $2,731,992, which consisted of aggregate gross unrealized appreciation of $2,803,196 and aggregate gross unrealized depreciation of $71,204.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	13,434,079	$0	$0	$13,434,079
Cash Equivalents	262,723	$0	$0	$262,723
Total	$13,696,802	$0	$0	$13,696,802

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 27, 2015

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date July 27, 2015

* Print the name and title of each signing officer under his or her signature.